Nature of operations	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Nature of operations

1.	Nature of operations

Almaden Minerals Ltd. (the “Company” or “Almaden”) was formed by amalgamation under the laws of the Province of British Columbia, Canada on February 1, 2002. The Company is an exploration stage public company that is engaged directly in the exploration and development of exploration and evaluation property in Mexico. The Company’s shares are trade on the TSX Venture Exchange under the symbol “AMM”. The address of the Company’s registered office is Suite 1200 – 200 Burrard Street, Vancouver, BC, Canada V7X 1T2.

The Company is in the business of evaluating, exploring and developing mineral projects. In the past, the Company’s principal asset was the Ixtaca precious metals project located on the Tuligtic claim in Puebla State, Mexico. However, as discussed in Note 7, title to this project was revoked by the Mexican government.

These consolidated financial statements were prepared on a “going concern” basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As of December 31, 2025, the Company had cash of $6,171,157 (2024 – $3,155,750) and working capital of $5,910,941 (2024 – $4,402,537). The Company incurred a net income for the year ended December 31, 2025, of $2,989,046 (2024 – Net loss of $2,875,061; 2023 – Net loss of $64,148,145 – Revised – Note 19). Management has concluded that the Company has sufficient working capital to sustain operations for the next twelve months.